Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 414,701	$ 363,568
Less: Accumulated depreciation	(183,380)	(140,402)
Subtotal	231,321	223,166
Construction in progress	47,933	41,215
Property, plant and equipment, net	279,254	264,381
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	75,392	73,261
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,912	2,655
Fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	243,921	215,450
Building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 92,476	$ 72,202